Other revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Revenues
Noncontrolling interests without SEI	SFr 0	SFr 0	SFr (2)
Loans held-for-sale	(34)	(14)	(4)
Long-lived assets held-for-sale	26	252	39
Equity method investments	(254)	232	228
Other investments	769	1,141	337
Other	786	959	799
Other revenues	1,293	2,570	1,397
Pfandbriefbank [Member]
Other Revenues
Other investments	134
SIX Group AG [Member]
Other Revenues
Other investments	158	498
Bank
Other Revenues
Loans held-for-sale	(34)	(14)	(4)
Long-lived assets held-for-sale	26	252	39
Equity method investments	(255)	230	221
Other investments	769	1,142	335
Other	1,009	1,183	906
Other revenues	SFr 1,515	SFr 2,793	SFr 1,497